Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Summary of amortizable intangible assets [Abstract]
Gross Carrying Value	$ 4,171		$ 4,119	$ 4,531
Accumulated Amortization	2,860		2,772	3,027
Net Carrying Value	1,311		1,347	1,504
Amortization expense	98	98	414	441	442
Amortization of outsourcing contract cost premium	9	10	40	53	63
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Fiscal 2014			351
Fiscal 2015	328		292
Fiscal 2016	239		211
Fiscal 2017	175		158
Fiscal 2018	128		112
Impairment of Intangible Assets				(75)
Purchased software [Member]
Summary of amortizable intangible assets [Abstract]
Net Carrying Value			297	353
Internally developed commerical software
Summary of amortizable intangible assets [Abstract]
Net Carrying Value			304	293
Internally developed internal-use software
Summary of amortizable intangible assets [Abstract]
Net Carrying Value			10	3
Outsourcing contract costs [Member]
Summary of amortizable intangible assets [Abstract]
Gross Carrying Value	1,483		1,473	1,802
Accumulated Amortization	996		968	1,240
Net Carrying Value	487		505	562
Software [Member]
Summary of amortizable intangible assets [Abstract]
Gross Carrying Value	2,187		2,134	2,130
Accumulated Amortization	1,576		1,523	1,481
Net Carrying Value	611		611	649
Software [Member] | Purchased software [Member]
Summary of amortizable intangible assets [Abstract]
Amortization expense			143	149	135
Software [Member] | Internally developed commerical software
Summary of amortizable intangible assets [Abstract]
Amortization expense			53	47	34
Software [Member] | Internally developed internal-use software
Summary of amortizable intangible assets [Abstract]
Amortization expense	45	44	2	4	6
Customer and other intangible assets [Member]
Summary of amortizable intangible assets [Abstract]
Gross Carrying Value	501		512	599
Accumulated Amortization	288		281	306
Net Carrying Value	213		231	293
Customer and other intangible assets [Member] | Internally developed internal-use software
Summary of amortizable intangible assets [Abstract]
Amortization expense	$ 3	$ 3